November 20, 1995



               Rule 24f-2 Notice for Seligman Frontier Fund, Inc.



Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Division of Investment Management
               File No. 2-92487

Dear Sirs:

     Seligman Frontier Fund, Inc. hereby provides the following information with respect to sales of its capital stock pursuant to Rule 24f-2 under the Investment Company Act of 1940:

    1.   Fiscal year for which notice is filed: September 30, 1995.

    2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year: -0-

    3. Number of shares registered during such fiscal year other than pursuant to Rule 24f-2: -0-

    4.   Number of shares sold during such fiscal year:  27,360,320 (a).










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    Securities and Exchange Commission                         November 20, 1995
    Division of Investment Management

                                     - 2 -

     5. Number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2: Same as item 4.


     A filing fee of $100,340.09 is enclosed as is the opinion of counsel required by Rule 24f-2.


                               Very truly yours,
                          Seligman Frontier Fund, Inc.


                                 Thomas G. Rose
                            By _____________________
                                 Thomas G. Rose
                                   Treasurer
Enclosure
_________________________









     (a) The following is a calculation of the fee payable pursuant to paragraph
(c) of Rule 24f-2:

                                         Fiscal Year ended 9/30/95

                                                                       Total
                                          Class A         Class D       Fees


  Aggregate sales price of shares
    sold pursuant to Rule 24f-2         $209,100,440   $127,295,954      N/A

  Aggregate redemption or repurchase
    price of shares redeemed or
    purchased during previous fiscal year(33,789,052)  (11,766,509)      N/A

  Aggregate redemption or repurchase
    price of shares previously applied
    pursuant to Rule 24e-2(a)                  -              -           -

  Total                                  $175,311,388   $115,529,445     N/A
                                         ------------   ------------
  Fee (Total X .000345)                   $60,482.43    $39,857.66   $100,340.09



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                          SELIGMAN FRONTIER FUND, INC.




     The undersigned, Treasurer of Seligman Frontier Fund, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

     1. From October 1, 1994 through September 30, 1995, the Company issued an aggregate of 27,360,320 shares of its Capital Stock, $0.10 par value.

     2. In respect of the issuance of such 27,360,320 shares, the Company received aggregate cash consideration (net of any sales commissions) of $330,906,725.


     3.  With  respect  to  each  share  issued,   the  Company   received  cash
consideration not less than its net asset value per share on the date issued and not less than $0.10.


     4. At no time during the period from October 1, 1994 through September 30, 1995 were there more than 50,000,000 shares of the Company's Capital Stock issued and outstanding.


     In Witness Thereof, I have hereunto signed my name as Treasurer of the Company.


Date:  October 11, 1995
                                                                  Thomas G. Rose
                                                        ________________________
                                                                  Thomas G. Rose
                                                                       Treasurer